Expense Example {- Fidelity Latin America Fund} - 10.31 Fidelity Latin America Fund - AMCIZ PRO-12 - Fidelity Latin America Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Latin America Fund: Class A
Expense Example:
1 year	$ 706
3 years	981
5 years	1,277
10 years	2,116
Fidelity Advisor Latin America Fund: Class M
Expense Example:
1 year	509
3 years	843
5 years	1,200
10 years	2,205
Fidelity Advisor Latin America Fund: Class C
Expense Example:
1 year	314
3 years	661
5 years	1,134
10 years	2,441
Fidelity Advisor Latin America Fund: Class I
Expense Example:
1 year	102
3 years	318
5 years	552
10 years	1,225
Fidelity Advisor Latin America Fund: Class Z
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	$ 1,061